Quarterly Holdings Report
for
Fidelity® Short-Term Bond Fund
May 31, 2026
STP-NPRT3-0726
1.804842.122
Asset-Backed Securities - 13.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.8%
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class X, CME Term SOFR 3 month Index + 1%, 4.6731% 1/15/2038 (c)(d)(e)	937,800	937,732
Hartwick Park CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8352% 1/20/2037 (c)(d)(e)	7,086,000	7,083,732
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.7061% 7/23/2036 (c)(d)(e)	6,055,000	6,057,955
Valley Stream Park CLO Ltd / Valley Stream Park CLO LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.8652% 1/20/2037 (c)(d)(e)	5,926,000	5,927,476
TOTAL BAILIWICK OF JERSEY		20,006,895
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (c)	185,715	186,395
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (c)	487,231	491,409
TOTAL CANADA		677,804
GRAND CAYMAN (UK OVERSEAS TER) - 4.2%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2024-AA Class XR, CME Term SOFR 3 month Index + 1%, 4.6804% 10/17/2037 (c)(d)(e)	735,000	735,065
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.8795% 4/16/2037 (c)(d)(e)	7,730,000	7,732,280
Bain Capital Credit CLO Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.15%, 4.8136% 4/22/2035 (c)(d)(e)	3,800,000	3,803,063
Bain Capital Credit CLO Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8252% 4/20/2034 (c)(d)(e)	7,410,000	7,411,408
Benefit Street Partners CLO XXII Ltd Series 2025-22A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8252% 4/20/2035 (c)(d)(e)	7,440,000	7,444,434
Benefit Street Partners CLO XXV Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.6731% 1/15/2035 (c)(d)(e)	4,146,000	4,146,012
Buckhorn Park CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7452% 7/18/2034 (c)(d)(e)	5,400,000	5,403,780
CIFC Funding Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 0.97%, 4.6452% 4/19/2035 (c)(d)(e)	4,550,000	4,538,238
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.7731% 7/15/2035 (c)(d)(e)	5,196,000	5,199,897
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7531% 7/15/2036 (c)(d)(e)	9,930,000	9,930,001
Flatiron CLO Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.18%, 4.8289% 11/16/2034 (c)(d)(e)	2,521,376	2,523,108
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (c)	1,310,000	1,312,358
Invesco CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7436% 10/22/2034 (c)(d)(e)	5,000,000	5,000,630
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7531% 7/15/2034 (c)(d)(e)	5,168,000	5,169,437
Magnetite XXII Ltd / Magnetite XXII LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 4.9231% 7/15/2036 (c)(d)(e)	5,515,000	5,517,101
Magnetite XXIII Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.6566% 1/25/2035 (c)(d)(e)	5,090,000	5,091,899
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0052% 7/20/2038 (c)(d)(e)	5,183,000	5,186,074
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6131% 7/15/2033 (c)(d)(e)	6,290,045	6,289,856
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.7231% 7/15/2036 (c)(d)(e)	7,771,000	7,776,067
Trapeza CDO XII Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.4714% 4/6/2042 (c)(d)(e)	261,000	208,637
Voya CLO Ltd / Voya CLO LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/20/2035 (c)(d)(e)	4,340,000	4,343,780
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8752% 7/20/2032 (c)(d)(e)	4,091,003	4,094,165
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		108,857,290
UNITED STATES - 8.1%
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (c)	2,810,246	2,812,986
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (c)	4,100,000	4,077,243
AFFRM Series 2026-X1 Class A, 4.27% 4/15/2031 (c)	7,095,000	7,096,527
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	531,857	534,138
Amur Equipment Finance Receivables XV LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (c)	2,999,642	3,014,855
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (c)	651,030	653,762
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (c)	1,204,589	1,208,659
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (c)	533,000	539,280
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (c)	361,890	362,221
ARI Fleet Lease Trust Series 2026-A Class A2, 3.96% 11/15/2034 (c)	3,990,000	3,976,200
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (c)	1,405,000	1,398,288
Avis Budget Rental Car Funding AESOP LLC Series 2022-4A Class A, 4.77% 2/20/2029 (c)	2,550,000	2,559,210
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (c)	955,000	957,398
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (c)	3,265,000	3,222,671
Bank of America Credit Card Master Trust Series 2026-A1 Class A, 4.22% 4/15/2031	6,614,000	6,597,937
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (c)	222,683	224,077
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	3,130,870	3,148,689
CarMax Auto Owner Trust Series 2026-2 Class A3, 4.22% 6/16/2031	5,220,000	5,195,745
Carvana Auto Receivables Trust Series 2025-P2 Class A3, 4.55% 8/12/2030	3,695,000	3,704,144
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031	2,190,000	2,198,632
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/2029 (c)	3,899,004	3,920,043
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (c)	1,082,495	1,085,749
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (c)	629,237	632,043
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 4.1988% 7/25/2034 (d)(e)	85,206	83,939
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	1,617,177	1,625,250
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (c)	1,016,590	1,006,933
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (c)	319,393	319,757
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (c)	1,134,000	1,137,115
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (c)	249,024	250,874
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (c)	341,000	345,101
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (c)	503,583	507,542
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (c)	2,069,063	2,078,955
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (c)	3,645,000	3,670,818
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (c)	1,358,000	1,362,883
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (c)	3,480,000	3,504,598
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (c)	716,231	722,602
Exeter Automobile Receivables Trust Series 2025-4A Class A3, 4.39% 9/17/2029	4,790,000	4,797,687
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9204% 4/17/2036 (c)(d)(e)	6,442,000	6,443,778
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.5831% 10/15/2034 (c)(d)(e)	3,500,000	3,498,257
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	1,284,229	1,289,875
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	2,375,000	2,386,318
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	3,960,000	3,978,149
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	2,000,000	2,010,903
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3, 5.78% 8/16/2028	2,096,090	2,111,294
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (c)	1,320,000	1,328,697
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (c)	154,461	154,920
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (c)	649,779	650,917
Hyundai Auto Receivables Trust Series 2023-C Class A3, 5.54% 10/16/2028	1,754,030	1,765,708
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	796,702	800,737
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/2028	4,680,799	4,706,057
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (c)	937,000	944,901
M&T Bank Auto Receivables Trust Series 2026-1A Class A3, 4.66% 6/16/2031 (c)	6,330,000	6,356,285
Marlette Funding Trust Series 2025-1A Class A, 4.75% 7/16/2035 (c)	92,537	92,602
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	4,107,113	4,110,232
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3, 5.95% 11/15/2028	1,160,787	1,170,943
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (c)	630,105	633,753
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (c)	2,505,000	2,506,572
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	941,793	946,602
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (c)	3,390,000	3,392,923
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (c)	1,535,000	1,529,541
Optn Series 2026-A Class A, 4.32% 1/9/2034 (c)	575,000	570,572
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (c)	1,615,000	1,610,942
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (c)	1,759,096	1,733,967
Porsche Financial Auto Securitization Trust Series 2023-2A Class A3, 5.79% 1/22/2029 (c)	522,672	525,539
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3, 4.35% 10/20/2027 (c)	2,909,627	2,913,249
RCKT Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (c)	187,746	188,084
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (c)	491,868	492,464
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (c)	1,044,141	1,047,662
Reach ABS Trust Series 2026-2A Class A, 4.34% 2/15/2035 (c)	1,410,000	1,409,960
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (c)	2,542,933	2,540,286
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	792,327	793,597
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (c)	451,276	451,852
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (c)	1,754,032	1,760,607
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (c)	996,879	1,000,576
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (c)	812,534	813,809
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (c)	5,351,000	5,321,553
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A3, 4.35% 11/20/2029 (c)	7,232,000	7,212,823
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.5588% 9/25/2034 (d)(e)	124,038	135,046
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (c)	1,742,930	1,752,884
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (c)	343,486	343,917
Toyota Auto Receivables Owner Trust Series 2023-D Class A3, 5.54% 8/15/2028	1,936,808	1,952,057
USAA Auto Owner Trust Series 2023-A Class A3, 5.58% 5/15/2028 (c)	524,252	526,407
USAA Auto Owner Trust Series 2025-1A Class A3, 4.49% 6/17/2030 (c)	1,800,000	1,805,799
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	5,700,000	5,733,087
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3, 5.48% 12/20/2028	2,646,238	2,669,281
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	5,720,000	5,748,287
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	5,860,000	5,897,083
Wells Fargo Card Issuance Trust Series 2024-A2 Class A, 4.29% 10/15/2029	5,000,000	5,012,997
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (c)	1,468,363	1,480,693
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (c)	2,581,314	2,603,789
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (c)	987,720	993,689
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (c)	7,211,399	7,213,269
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	3,264,451	3,272,591
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	1,050,000	1,040,656
TOTAL UNITED STATES		211,913,589
TOTAL ASSET-BACKED SECURITIES (Cost $340,841,565)		341,455,578

Bank Notes - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Financials - 0.4%
Banks - 0.4%
Morgan Stanley Bank NA 5.016% 1/12/2029 (d)	3,606,000	3,634,607
US Bank NA/Cincinnati OH 4.535% 5/20/2029 (d)	7,840,000	7,842,670

TOTAL UNITED STATES		11,477,277
TOTAL BANK NOTES (Cost $11,446,000)		11,477,277

Collateralized Mortgage Obligations - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (c)(d)	3,367,682	3,339,380
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (c)	3,171,759	2,818,435
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (c)(g)	1,743,648	1,738,772
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(d)	409,601	409,601
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(d)	208,617	207,935
Fannie Mae Guaranteed REMIC Series 2001-40 Class Z, 6% 8/25/2031	14,951	15,166
Fannie Mae Guaranteed REMIC Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0266% 5/25/2045 (d)(e)	1,162,580	1,152,745
Fannie Mae Guaranteed REMIC Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.0766% 7/25/2046 (d)(e)	1,108,550	1,108,059
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	162,164	161,344
GCAT Trust Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (c)	1,419,300	1,328,661
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (c)(d)	3,866,838	3,883,774
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (c)	897,781	853,666
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (c)	52,999	52,384
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (c)(d)	682,447	669,826
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (c)(d)	367,972	359,619
Ocwen Loan Investment Trust Series 2026-HB2 Class A, 3% 5/25/2039 (c)(d)	1,285,000	1,258,786
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(d)	1,978,549	1,925,822
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (d)(e)	961	900
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (c)(g)	4,407,950	4,416,473
TOTAL UNITED STATES		25,701,348
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,130,324)		25,701,348

Commercial Mortgage Securities - 3.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.5%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (c)(d)(e)	5,380,000	5,401,856
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (c)	1,581,556	1,546,273
Benchmark Mortgage Trust Series 2021-B31 Class A1, 1.357% 12/15/2054	785,960	779,530
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7425% 9/15/2026 (c)(d)(e)	4,272,000	4,257,691
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9692% 3/15/2041 (c)(d)(e)	1,503,009	1,504,888
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 4.999% 6/15/2041 (c)(d)(e)	1,308,000	1,308,818
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.85% 6/15/2039 (c)(d)(e)	6,895,000	6,895,000
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7771% 2/15/2035 (c)(d)(e)	2,012,000	2,001,940
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (c)(d)(e)	4,699,279	4,691,941
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0705% 4/15/2040 (c)(d)(e)	3,458,840	3,461,001
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4306% 10/15/2036 (c)(d)(e)	3,704,000	3,702,843
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (c)(d)(e)	489,294	490,210
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2684% 5/15/2041 (c)(d)	1,794,155	1,795,837
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (c)(d)(e)	2,578,221	2,574,998
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.5915% 11/15/2038 (c)(d)(e)	2,652,048	2,653,578
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.069% 4/15/2041 (c)(d)(e)	2,452,885	2,455,952
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0691% 2/15/2039 (c)(d)(e)	1,894,863	1,899,523
BX Trust Series 2026-ALOHA Class A, 4.9771% 4/15/2043 (c)(d)	2,173,000	2,173,000
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 5/15/2038 (c)(d)(e)	3,917,000	3,926,793
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (c)	2,738,048	2,745,748
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (c)	7,266,953	6,070,877
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (c)	4,246,067	3,378,997
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class ASB, 4.1628% 8/15/2051	1,409,352	1,392,029
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 10/15/2042 (c)(d)(e)	3,240,944	3,244,995
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (c)(d)(e)	2,822,004	2,824,650
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2425% 9/15/2029 (c)(d)(e)	1,251,397	1,226,854
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9223% 5/15/2039 (c)(d)(e)	4,992,000	4,798,560
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4425% 7/15/2038 (c)(d)(e)(f)	1,937,000	1,935,789
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 3/15/2043 (c)(d)(e)	3,768,000	3,770,355
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.87% 12/15/2039 (c)(d)(e)	2,780,000	2,781,740
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class ASB, 4.365% 9/15/2061	1,552,603	1,549,522
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4184% 10/15/2041 (c)(d)(e)	2,435,000	2,424,869
TOTAL UNITED STATES		91,666,657
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $93,865,539)		91,666,657

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.2%
Colombian Republic 5.375% 1/21/2029 (Cost $4,306,166)	4,335,000	4,310,074

Non-Convertible Corporate Bonds - 38.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Glencore Funding LLC 3.875% 10/27/2027 (c)	4,894,000	4,855,065
Glencore Funding LLC 4.907% 4/1/2028 (c)	1,635,000	1,645,647
Glencore Funding LLC 5.338% 4/4/2027 (c)	6,000,000	6,053,856

TOTAL AUSTRALIA		12,554,568
CANADA - 2.8%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (c)	5,162,000	5,118,845
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Enbridge Inc 4.2% 11/20/2028	3,468,000	3,444,498
Enbridge Inc 4.25% 12/1/2026	4,900,000	4,899,745
Enbridge Inc 4.6% 6/20/2028	897,000	900,037
Enbridge Inc 5.25% 4/5/2027	2,921,000	2,943,206
Enbridge Inc 5.9% 11/15/2026	2,514,000	2,529,459
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	1,401,000	1,406,207
TransCanada PipeLines Ltd 4.25% 5/15/2028	4,900,000	4,879,898
TOTAL ENERGY		21,003,050
Financials - 1.8%
Banks - 1.8%
Bank of Montreal 4.338% 3/19/2030 (d)	5,929,000	5,893,689
Bank of Montreal 4.547% 6/2/2029 (d)	6,500,000	6,503,754
Bank of Montreal 4.567% 9/10/2027 (d)	6,447,000	6,449,424
Bank of Nova Scotia/The 4.247% 2/2/2030 (d)	7,600,000	7,522,812
Canadian Imperial Bank of Commerce 4.283% 1/29/2030 (d)	2,600,000	2,576,541
National Bank of Canada 4.95% 2/1/2028 (d)	5,744,000	5,765,560
Royal Bank of Canada 4.4% 4/17/2030 (d)	6,480,000	6,444,037
Toronto Dominion Bank 4.98% 4/5/2027	5,000,000	5,035,897
TOTAL FINANCIALS		46,191,714
TOTAL CANADA		72,313,609
DENMARK - 0.7%
Financials - 0.7%
Banks - 0.7%
Danske Bank A/S 4.298% 4/1/2028 (c)(d)	4,808,000	4,805,842
Danske Bank A/S 4.662% 3/27/2029 (c)(d)	7,750,000	7,751,502
Danske Bank A/S 5.427% 3/1/2028 (c)(d)	5,200,000	5,239,048

TOTAL DENMARK		17,796,392
FRANCE - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Orange SA 4% 1/13/2029 (c)	2,902,000	2,872,211
Financials - 1.1%
Banks - 1.1%
BNP Paribas SA 4.792% 5/9/2029 (c)(d)	7,400,000	7,409,513
BPCE SA 5.203% 1/18/2027 (c)	6,000,000	6,039,001
Credit Agricole SA 5.134% 3/11/2027 (c)	5,000,000	5,039,313
Societe Generale SA 5.249% 5/22/2029 (c)(d)	7,410,000	7,481,234
Societe Generale SA 5.5% 4/13/2029 (c)(d)	1,599,000	1,621,015
TOTAL FINANCIALS		27,590,076
TOTAL FRANCE		30,462,287
GERMANY - 2.7%
Consumer Discretionary - 1.4%
Automobiles - 1.4%
BMW US Capital LLC 4.3% 3/17/2028 (c)	7,740,000	7,726,583
Mercedes-Benz Finance North America LLC 4.75% 8/1/2027 (c)	6,000,000	6,032,438
Mercedes-Benz Finance North America LLC 4.8% 1/11/2027 (c)	7,100,000	7,131,971
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (c)	6,200,000	6,224,693
Volkswagen Group of America Finance LLC 6% 11/16/2026 (c)	8,500,000	8,563,332
TOTAL CONSUMER DISCRETIONARY		35,679,017
Financials - 0.7%
Capital Markets - 0.7%
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (d)	6,900,000	6,977,211
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (d)	7,100,000	7,159,643
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)	4,610,000	4,760,033
TOTAL FINANCIALS		18,896,887
Health Care - 0.3%
Pharmaceuticals - 0.3%
Bayer US Finance LLC 6.125% 11/21/2026 (c)	7,600,000	7,649,185
Industrials - 0.3%
Machinery - 0.3%
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (c)	2,102,000	2,117,990
Daimler Truck Finance North America LLC 5% 1/15/2027 (c)	5,000,000	5,023,251
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (c)	1,874,000	1,891,147
TOTAL INDUSTRIALS		9,032,388
TOTAL GERMANY		71,257,477
IRELAND - 1.1%
Financials - 0.6%
Consumer Finance - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	4,385,000	4,326,809
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	7,000,000	7,065,423
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	5,163,000	5,248,487
TOTAL FINANCIALS		16,640,719
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (c)	2,457,000	2,416,044
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (c)	7,607,000	7,637,305
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (c)	3,139,000	3,208,554
TOTAL INDUSTRIALS		13,261,903
TOTAL IRELAND		29,902,622
ITALY - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
ENEL Finance International NV 4.125% 9/30/2028 (c)	2,021,000	2,000,090
ENEL Finance International NV 5.125% 6/26/2029 (c)	5,800,000	5,868,786

TOTAL ITALY		7,868,876
JAPAN - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (c)	340,000	340,682
NTT Finance Corp 4.62% 7/16/2028 (c)	344,000	344,261
TOTAL COMMUNICATION SERVICES		684,943
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.85% 5/15/2028 (c)	3,380,000	3,404,799
Financials - 0.4%
Banks - 0.4%
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (d)	388,000	387,299
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (d)	5,000,000	5,080,392
Mizuho Financial Group Inc 4.254% 9/11/2029 (d)	2,600,000	2,583,771
TOTAL FINANCIALS		8,051,462
TOTAL JAPAN		12,141,204
NETHERLANDS - 0.8%
Financials - 0.6%
Banks - 0.6%
ABN AMRO Bank NV 6.339% 9/18/2027 (c)(d)	4,700,000	4,724,403
Cooperatieve Rabobank UA 4.655% 8/22/2028 (c)(d)	4,859,000	4,867,547
ING Groep NV 4.858% 3/25/2029 (d)	5,010,000	5,039,845
TOTAL FINANCIALS		14,631,795
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 3.15% 5/1/2027	5,000,000	4,950,076
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	1,669,000	1,662,496
TOTAL INFORMATION TECHNOLOGY		6,612,572
TOTAL NETHERLANDS		21,244,367
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA 5.365% 7/15/2028 (d)	2,600,000	2,626,754
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS AG/Stamford CT 4.302% 3/16/2029 (d)	4,934,000	4,924,939
UBS Group AG 5.428% 2/8/2030 (c)(d)	2,500,000	2,543,054

TOTAL SWITZERLAND		7,467,993
UNITED KINGDOM - 3.5%
Consumer Staples - 0.5%
Tobacco - 0.5%
BAT Capital Corp 2.259% 3/25/2028	5,200,000	5,002,878
BAT Capital Corp 3.557% 8/15/2027	5,000,000	4,954,085
Imperial Brands Finance PLC 4.5% 6/30/2028 (c)	2,331,000	2,328,827
TOTAL CONSUMER STAPLES		12,285,790
Financials - 2.9%
Banks - 2.7%
Barclays PLC 4.219% 5/24/2030 (d)	2,021,000	1,989,337
Barclays PLC 5.086% 2/25/2029 (d)	7,000,000	7,054,557
Barclays PLC 5.674% 3/12/2028 (d)	5,800,000	5,851,128
Barclays PLC 6.496% 9/13/2027 (d)	3,000,000	3,016,846
HSBC Holdings PLC 4.899% 3/3/2029 (d)	5,160,000	5,187,657
HSBC Holdings PLC 5.597% 5/17/2028 (d)	7,000,000	7,075,664
HSBC Holdings PLC 7.39% 11/3/2028 (d)	4,466,000	4,637,155
Lloyds Banking Group PLC 4.241% 2/10/2030 (d)	4,224,000	4,177,527
Lloyds Banking Group PLC 4.818% 6/13/2029 (d)	4,389,000	4,413,315
Lloyds Banking Group PLC 5.871% 3/6/2029 (d)	4,715,000	4,822,232
Lloyds Banking Group PLC 5.985% 8/7/2027 (d)	3,142,000	3,151,165
NatWest Group PLC 4.892% 5/18/2029 (d)	8,386,000	8,434,899
NatWest Group PLC U.S. SOFR Index + 1.1%, 4.6679% 5/23/2029 (d)(e)	7,400,000	7,436,617
Standard Chartered PLC 4.299% 1/13/2030 (c)(d)	3,570,000	3,528,505
		70,776,604
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (c)(d)	6,100,000	6,148,581
TOTAL FINANCIALS		76,925,185
Industrials - 0.1%
Aerospace & Defense - 0.1%
BAE Systems PLC 5% 3/26/2027 (c)	2,027,000	2,040,039
TOTAL UNITED KINGDOM		91,251,014
UNITED STATES - 23.6%
Communication Services - 0.4%
Media - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	4,000,000	3,931,376
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	2,600,000	2,598,865
Discovery Global Holdings Inc 3.755% 3/15/2027	2,781,000	2,761,311
TOTAL COMMUNICATION SERVICES		9,291,552
Consumer Discretionary - 1.8%
Automobiles - 1.5%
American Honda Finance Corp 4.55% 4/10/2028	1,332,000	1,331,761
General Motors Financial Co Inc 4.2% 10/27/2028	2,836,000	2,814,899
General Motors Financial Co Inc 4.75% 4/6/2029	7,740,000	7,758,982
General Motors Financial Co Inc 5.4% 5/8/2027	8,000,000	8,080,301
General Motors Financial Co Inc 5.8% 1/7/2029	3,000,000	3,085,078
Hyundai Capital America 4.6% 4/6/2028 (c)	6,450,000	6,445,941
Hyundai Capital America 4.875% 6/23/2027 (c)	6,170,000	6,196,559
Hyundai Capital America 5.45% 6/24/2026 (c)	4,103,000	4,106,632
		39,820,153
Specialty Retail - 0.3%
AutoNation Inc 4.45% 1/15/2029	6,360,000	6,303,471
O'Reilly Automotive Inc 5.75% 11/20/2026	1,815,000	1,825,615
		8,129,086
TOTAL CONSUMER DISCRETIONARY		47,949,239
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.2%
Mars Inc 4.6% 3/1/2028 (c)	5,121,000	5,146,000
Food Products - 0.1%
Bunge Ltd Finance Corp 4.1% 1/7/2028	3,430,000	3,414,911
Tobacco - 0.3%
Philip Morris International Inc 4.125% 4/28/2028	7,400,000	7,367,734
TOTAL CONSUMER STAPLES		15,928,645
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
DCP Midstream Operating LP 5.625% 7/15/2027	7,382,000	7,458,783
Diamondback Energy Inc 5.2% 4/18/2027	6,312,000	6,362,445
ONEOK Inc 4.25% 9/24/2027	585,000	583,717
Targa Resources Corp 4.35% 1/15/2029	636,000	633,495
TOTAL ENERGY		15,038,440
Financials - 15.8%
Banks - 6.9%
Bank of America Corp 4.623% 5/9/2029 (d)	7,400,000	7,417,539
Bank of America Corp 4.948% 7/22/2028 (d)	4,798,000	4,828,449
Bank of America Corp 4.979% 1/24/2029 (d)	10,000,000	10,078,667
Bank of America Corp 5.933% 9/15/2027 (d)	5,000,000	5,024,461
Citigroup Inc 3.52% 10/27/2028 (d)	4,947,000	4,888,136
Citigroup Inc 4.075% 4/23/2029 (d)	8,264,000	8,203,387
Citigroup Inc 4.786% 3/4/2029 (d)	5,900,000	5,927,270
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (d)	5,500,000	5,681,289
JPMorgan Chase & Co 4.505% 10/22/2028 (d)	6,000,000	6,009,375
JPMorgan Chase & Co 4.851% 7/25/2028 (d)	10,500,000	10,552,097
JPMorgan Chase & Co 4.979% 7/22/2028 (d)	5,000,000	5,034,082
JPMorgan Chase & Co 5.04% 1/23/2028 (d)	6,000,000	6,028,264
JPMorgan Chase & Co 5.571% 4/22/2028 (d)	3,988,000	4,031,031
JPMorgan Chase & Co 6.07% 10/22/2027 (d)	6,100,000	6,143,487
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (d)	7,600,000	7,577,778
Morgan Stanley Private Bank NA 4.466% 7/6/2028 (d)	7,430,000	7,434,227
PNC Financial Services Group Inc/The 4.618% 10/26/2029 (d)	6,500,000	6,504,079
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (d)	7,000,000	7,006,458
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (d)	2,594,000	2,609,038
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (d)	4,674,000	4,781,882
Regions Bank/Birmingham AL 4.755% 7/27/2029 (d)	2,829,000	2,837,568
Santander Holdings USA Inc 3.244% 10/5/2026	8,000,000	7,975,233
Truist Financial Corp 4.873% 1/26/2029 (d)	4,813,000	4,843,156
US Bancorp 4.653% 2/1/2029 (d)	4,845,000	4,859,721
Wells Fargo & Co 4.577% 5/20/2029 (d)	7,800,000	7,796,388
Wells Fargo & Co 4.808% 7/25/2028 (d)	7,230,000	7,252,261
Wells Fargo & Co 4.9% 1/24/2028 (d)	4,725,000	4,741,102
Wells Fargo & Co 4.97% 4/23/2029 (d)	5,962,000	6,007,042
Wells Fargo & Co 5.707% 4/22/2028 (d)	7,000,000	7,079,777
		179,153,244
Capital Markets - 3.8%
Ares Strategic Income Fund 4.85% 1/15/2029 (c)	5,046,000	4,913,661
Ares Strategic Income Fund 5.45% 9/9/2028 (c)	4,994,000	4,952,964
Ares Strategic Income Fund 5.7% 3/15/2028	1,300,000	1,300,996
Athene Global Funding 4.95% 1/7/2027 (c)	5,770,000	5,785,620
Athene Global Funding 5.339% 1/15/2027 (c)	3,816,000	3,832,582
Athene Global Funding 5.516% 3/25/2027 (c)	5,000,000	5,041,315
Bank of New York Mellon 4.729% 4/20/2029 (d)	2,373,000	2,390,426
Blackstone Private Credit Fund 7.3% 11/27/2028	6,500,000	6,736,781
Equitable America Global Funding 4.65% 6/9/2028 (c)	2,864,000	2,863,886
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (d)	8,920,000	8,858,108
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (d)	7,314,000	7,314,367
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (d)	7,400,000	7,431,268
HPS Corporate Lending Fund 4.9% 9/11/2028	2,301,000	2,260,804
HPS Corporate Lending Fund 5.15% 4/2/2029 (c)	2,468,000	2,417,752
HPS Corporate Lending Fund 5.3% 6/5/2027	3,108,000	3,103,975
Intercontinental Exchange Inc 3.625% 9/1/2028	6,250,000	6,150,147
LPL Holdings Inc 4.9% 4/3/2028	2,589,000	2,597,550
Morgan Stanley 4.21% 4/20/2028 (d)	6,100,000	6,092,351
Morgan Stanley 4.238% 1/9/2030 (d)	3,820,000	3,778,002
Morgan Stanley 4.994% 4/12/2029 (d)	4,410,000	4,443,239
Sammons Financial Group Global Funding 5.05% 1/10/2028 (c)	5,099,000	5,121,833
Sammons Financial Group Global Funding 5.1% 12/10/2029 (c)	2,500,000	2,509,246
		99,896,873
Consumer Finance - 1.9%
Ally Financial Inc 4.75% 6/9/2027	4,814,000	4,829,770
American Express Co 4.731% 4/25/2029 (d)	6,100,000	6,130,528
American Express Co 5.098% 2/16/2028 (d)	5,000,000	5,028,163
American Express Co 5.389% 7/28/2027 (d)	5,000,000	5,009,235
Capital One Financial Corp 5.468% 2/1/2029 (d)	4,767,000	4,836,032
Capital One Financial Corp 7.149% 10/29/2027 (d)	6,000,000	6,063,115
Ford Motor Credit Co LLC 4.97% 4/6/2029	498,000	494,819
Ford Motor Credit Co LLC 5.303% 9/6/2029	2,900,000	2,903,892
Ford Motor Credit Co LLC 5.8% 3/5/2027	6,000,000	6,047,069
Ford Motor Credit Co LLC 5.8% 3/8/2029	2,400,000	2,435,477
Ford Motor Credit Co LLC 5.85% 5/17/2027	3,000,000	3,028,082
Stellantis Financial Services US Corp 4.95% 9/15/2028 (c)	2,011,000	2,003,100
Stellantis Financial Services US Corp 5.4% 6/15/2029 (c)	1,169,000	1,171,954
		49,981,236
Financial Services - 0.5%
CNH Industrial Capital LLC 4.5% 10/8/2027	5,508,000	5,508,284
Equitable Holdings Inc 4.35% 4/20/2028	1,604,000	1,597,433
Global Payments Inc 4.5% 11/15/2028	5,772,000	5,724,998
		12,830,715
Insurance - 2.7%
Aon North America Inc 5.125% 3/1/2027	7,000,000	7,038,930
Arthur J Gallagher & Co 4.6% 12/15/2027	3,843,000	3,851,093
Brown & Brown Inc 4.6% 12/23/2026	2,321,000	2,324,672
Brown & Brown Inc 4.7% 6/23/2028	1,293,000	1,295,562
Corebridge Global Funding 4.65% 8/20/2027 (c)	2,048,000	2,050,166
Corebridge Global Funding 4.9% 1/7/2028 (c)	2,835,000	2,851,181
Equitable Financial Life Global Funding 4.6% 4/1/2027 (c)	4,424,000	4,439,967
Jackson National Life Global Funding 4.9% 1/13/2027 (c)	5,492,000	5,510,769
Jackson National Life Global Funding 5.55% 7/2/2027 (c)	7,511,000	7,591,667
Lincoln Financial Global Funding 5.3% 1/13/2030 (c)	4,642,000	4,705,471
MassMutual Global Funding II 4% 1/22/2029 (c)	2,338,000	2,310,713
Metropolitan Tower Global Funding 4% 10/1/2027 (c)	2,058,000	2,048,657
Principal Life Global Funding II 4.65% 5/18/2029 (c)	7,810,000	7,803,071
Reinsurance Group of America Inc 3.9% 5/15/2029	2,600,000	2,552,399
RGA Global Funding 4.35% 8/25/2028 (c)	7,440,000	7,388,536
Western-Southern Global Funding 4.25% 1/29/2029 (c)	5,959,000	5,892,548
		69,655,402
TOTAL FINANCIALS		411,517,470
Health Care - 0.7%
Health Care Equipment & Supplies - 0.1%
Augusta SpinCo Corp 4.398% 3/23/2029	3,186,000	3,168,664
Health Care Providers & Services - 0.6%
Centene Corp 2.45% 7/15/2028	2,610,000	2,474,276
CVS Health Corp 4.3% 3/25/2028	4,900,000	4,884,606
HCA Inc 5% 3/1/2028	3,024,000	3,049,442
Icon Investments Six DAC 5.809% 5/8/2027	5,706,000	5,751,996
		16,160,320
TOTAL HEALTH CARE		19,328,984
Industrials - 1.0%
Aerospace & Defense - 0.5%
Boeing Co 5.04% 5/1/2027	5,000,000	5,027,003
Boeing Co 6.259% 5/1/2027	513,000	521,201
L3Harris Technologies Inc 5.4% 1/15/2027	6,250,000	6,300,877
		11,849,081
Machinery - 0.3%
Ingersoll Rand Inc 5.197% 6/15/2027	6,900,000	6,955,986
Professional Services - 0.0%
Leidos Inc 4.1% 3/15/2029	2,014,000	1,988,224
Trading Companies & Distributors - 0.2%
Sumisho Air Lease Corp 4.4% 3/24/2028 (c)	3,551,000	3,533,224
Sumisho Air Lease Corp 4.5% 3/24/2029 (c)	942,000	936,270
		4,469,494
TOTAL INDUSTRIALS		25,262,785
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.75% 4/1/2028	7,300,000	7,341,333
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Inc 5.05% 7/12/2027	2,762,000	2,789,516
Software - 0.3%
Oracle Corp 4.8% 8/3/2028	7,000,000	6,999,743
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	2,790,000	2,788,012
TOTAL INFORMATION TECHNOLOGY		19,918,604
Materials - 0.1%
Construction Materials - 0.1%
Amrize Finance US LLC 4.6% 4/7/2027	2,200,000	2,206,414
Amrize Finance US LLC 4.7% 4/7/2028	1,589,000	1,593,261
TOTAL MATERIALS		3,799,675
Real Estate - 0.2%
Diversified REITs - 0.0%
VICI Properties LP 4.75% 4/1/2028	409,000	408,983
Specialized REITs - 0.2%
American Tower Corp 5.5% 3/15/2028	4,700,000	4,780,239
TOTAL REAL ESTATE		5,189,222
Utilities - 1.6%
Electric Utilities - 1.2%
Emera US Finance LLC 4.5% 4/1/2029	4,873,000	4,852,593
Georgia Power Co 4.6% 6/15/2029	7,800,000	7,845,107
Jersey Central Power & Light Co 4.15% 1/15/2029 (c)	4,155,000	4,105,696
Monongahela Power Co 3.55% 5/15/2027 (c)	5,000,000	4,968,747
Monongahela Power Co 4.45% 8/15/2029 (c)	3,617,000	3,609,709
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	3,361,000	3,375,589
Pinnacle West Capital Corp 4.9% 5/15/2028	1,155,000	1,162,517
Vistra Operations Co LLC 5.05% 12/30/2026 (c)	1,584,000	1,588,627
		31,508,585
Multi-Utilities - 0.4%
DTE Energy Co 4.95% 7/1/2027	6,668,000	6,712,991
NiSource Inc 5.25% 3/30/2028	4,800,000	4,866,176
		11,579,167
TOTAL UTILITIES		43,087,752
TOTAL UNITED STATES		616,312,368
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $989,952,835)		993,199,531

U.S. Government Agency - Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	341,002	338,195
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	176,562	175,108
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	460,798	457,005
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049 (b)	3,175,933	3,104,134
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	614,772	626,263
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	76	78
Freddie Mac Gold Pool 8.5% 5/1/2027	1	1
Freddie Mac Gold Pool 8.5% 6/1/2027	471	476
Freddie Mac Gold Pool 8.5% 7/1/2028	28	28
Freddie Mac Gold Pool 8.5% 8/1/2026	34	34
Freddie Mac Gold Pool 8.5% 8/1/2027	1,092	1,107
Freddie Mac Gold Pool 8.5% 8/1/2027	99	101
Ginnie Mae I Pool 7% 1/15/2028	367	368
Ginnie Mae I Pool 7% 1/15/2028	121	122
Ginnie Mae I Pool 7% 1/15/2029	893	904
Ginnie Mae I Pool 7% 1/15/2029	181	183
Ginnie Mae I Pool 7% 1/15/2031	335	342
Ginnie Mae I Pool 7% 1/15/2032	213	217
Ginnie Mae I Pool 7% 10/15/2028	789	801
Ginnie Mae I Pool 7% 10/15/2028	506	513
Ginnie Mae I Pool 7% 10/15/2028	81	82
Ginnie Mae I Pool 7% 11/15/2027	90	91
Ginnie Mae I Pool 7% 11/15/2028	1,142	1,159
Ginnie Mae I Pool 7% 11/15/2028	296	300
Ginnie Mae I Pool 7% 12/15/2028	161	163
Ginnie Mae I Pool 7% 12/15/2028	137	139
Ginnie Mae I Pool 7% 12/15/2029	152	155
Ginnie Mae I Pool 7% 2/15/2028	43	43
Ginnie Mae I Pool 7% 2/15/2031	207	212
Ginnie Mae I Pool 7% 2/15/2032	260	267
Ginnie Mae I Pool 7% 3/15/2031	468	479
Ginnie Mae I Pool 7% 3/15/2031	193	198
Ginnie Mae I Pool 7% 3/15/2031	100	102
Ginnie Mae I Pool 7% 3/15/2032	972	994
Ginnie Mae I Pool 7% 3/15/2032	538	552
Ginnie Mae I Pool 7% 4/15/2028	1,634	1,646
Ginnie Mae I Pool 7% 4/15/2028	135	136
Ginnie Mae I Pool 7% 4/15/2028	119	119
Ginnie Mae I Pool 7% 4/15/2029	568	575
Ginnie Mae I Pool 7% 4/15/2029	59	60
Ginnie Mae I Pool 7% 4/15/2032	793	812
Ginnie Mae I Pool 7% 4/15/2032	540	553
Ginnie Mae I Pool 7% 5/15/2029	474	480
Ginnie Mae I Pool 7% 5/15/2031	3,025	3,099
Ginnie Mae I Pool 7% 5/15/2032	387	395
Ginnie Mae I Pool 7% 6/15/2028	335	339
Ginnie Mae I Pool 7% 6/15/2028	226	229
Ginnie Mae I Pool 7% 6/15/2032	1,943	1,990
Ginnie Mae I Pool 7% 6/15/2032	879	904
Ginnie Mae I Pool 7% 6/15/2032	726	746
Ginnie Mae I Pool 7% 7/15/2028	2,465	2,490
Ginnie Mae I Pool 7% 7/15/2028	529	536
Ginnie Mae I Pool 7% 7/15/2028	180	182
Ginnie Mae I Pool 7% 7/15/2029	695	708
Ginnie Mae I Pool 7% 7/15/2029	216	220
Ginnie Mae I Pool 7% 7/15/2031	1,861	1,902
Ginnie Mae I Pool 7% 7/15/2031	478	486
Ginnie Mae I Pool 7% 8/15/2028	2,138	2,167
Ginnie Mae I Pool 7% 8/15/2028	755	765
Ginnie Mae I Pool 7% 8/15/2028	151	153
Ginnie Mae I Pool 7% 8/15/2032	13,442	13,741
Ginnie Mae I Pool 7% 8/15/2032	985	1,012
Ginnie Mae I Pool 7% 8/15/2032	215	221
Ginnie Mae I Pool 7% 9/15/2028	1,156	1,169
Ginnie Mae I Pool 7% 9/15/2028	210	211
TOTAL UNITED STATES		4,748,962
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,104,538)		4,748,962

U.S. Treasury Obligations - 42.8%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Notes 3.375% 9/15/2028	3.49 to 3.60	188,901,900	186,215,951
US Treasury Notes 3.5% 12/15/2028	3.53 to 3.60	187,988,000	185,557,373
US Treasury Notes 3.5% 2/15/2029	3.39 to 3.82	149,521,300	147,430,337
US Treasury Notes 3.625% 8/15/2028	3.38 to 3.62	249,400,700	247,325,609
US Treasury Notes 3.875% 4/15/2029	3.91	51,690,200	51,443,864
US Treasury Notes 3.875% 5/15/2029	4.05	195,980,600	195,046,631
US Treasury Notes 4.625% 9/30/2028	3.88 to 3.89	105,838,900	107,232,170
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,128,815,998)			1,120,251,935

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $3,801,036)	3.67	3,800,276	3,801,036

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $2,604,264,001)	2,596,612,398
NET OTHER ASSETS (LIABILITIES) - 0.7%	17,985,906
NET ASSETS - 100.0%	2,614,598,304

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 2Y US Treasury Notes Contracts (United States)	1,531	9/2026	316,342,875	326,854

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,953,943.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $670,784,850 or 25.7% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Level 3 security.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,884,754	600,767,494	617,850,420	863,303	(792)	-	3,801,036	3,800,276	0.0%
Fidelity Securities Lending Cash Central Fund	-	307,784,501	307,784,501	9,329	-	-	-	-	0.0%
Total	20,884,754	908,551,995	925,634,921	872,632	(792)	-	3,801,036

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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